SCHEDULE OF UNAUDITED PROFORMA INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Revenues	$ 885,671	$ 855,409
Net (loss) / income	$ (64,529)	15,325
Sahara Petroleum Services Company [Member]
Business Acquisition [Line Items]
Revenues		852,935
Net (loss) / income		$ 14,892